Business combinations - Recognized amounts of assets acquired and liabilities (Details) - Liquid Retailers LLC	May 31, 2026 USD ($)
Business Combinations
Cash acquired	$ 27,616
Inventories	144,483
Trade and other payables	(129,395)
Advances from related parties	(75,000)
Long-term debt	(158,639)
Net identifiable assets (liabilities)	$ (190,935)